Supplement to the
Fidelity® Variable Insurance Products
Hedged Equity Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2026
Prospectus

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Anna Lester (Co-Portfolio Manager) has managed the fund since 2026.
George Liu (Co-Portfolio Manager) has managed the fund since 2026.
Shashi Naik (Co-Portfolio Manager) has managed the fund since 2026.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Anna Lester is Co-Portfolio Manager of VIP Hedged Equity Portfolio, which she has managed since 2026. She also manages other funds. Since joining FMR in 2022, Ms. Lester has worked as a portfolio manager. Prior to joining FMR, Ms. Lester worked at Geode Capital Management LLC (Geode) from 2019 to 2022, most recently as a senior portfolio manager, and at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.
George Liu is Co-Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2026. He also manages other funds. Since joining FMR in 2022, Mr. Liu has worked as a portfolio manager. Prior to joining FMR, Mr. Liu worked at Geode Capital Management LLC (Geode) from 2004 to 2022, most recently as portfolio manager.
Shashi Naik is Co-Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2026. He also manages other funds. Since joining FMR in 2022, Mr. Naik has worked as a portfolio manager. Prior to joining FMR, Mr. Naik worked at Geode Capital Management LLC (Geode) from 2010 to 2022, most recently as portfolio manager.
VHEISS2-PSTK-0526-100 1.9922996.100	May 29, 2026
Supplement to the
Fidelity® Variable Insurance Products
Hedged Equity Portfolio
Investor Class
April 30, 2026
Prospectus

Zach Dewhirst no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Anna Lester (Co-Portfolio Manager) has managed the fund since 2026.
George Liu (Co-Portfolio Manager) has managed the fund since 2026.
Shashi Naik (Co-Portfolio Manager) has managed the fund since 2026.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Anna Lester is Co-Portfolio Manager of VIP Hedged Equity Portfolio, which she has managed since 2026. She also manages other funds. Since joining FMR in 2022, Ms. Lester has worked as a portfolio manager. Prior to joining FMR, Ms. Lester worked at Geode Capital Management LLC (Geode) from 2019 to 2022, most recently as a senior portfolio manager, and at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.
George Liu is Co-Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2026. He also manages other funds. Since joining FMR in 2022, Mr. Liu has worked as a portfolio manager. Prior to joining FMR, Mr. Liu worked at Geode Capital Management LLC (Geode) from 2004 to 2022, most recently as portfolio manager.
Shashi Naik is Co-Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2026. He also manages other funds. Since joining FMR in 2022, Mr. Naik has worked as a portfolio manager. Prior to joining FMR, Mr. Naik worked at Geode Capital Management LLC (Geode) from 2010 to 2022, most recently as portfolio manager.
VHEI-PSTK-0526-100 1.9922998.100	May 29, 2026